CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Common stock, stated value	$ 1	$ 1
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	4,009.2	4,008.4
Treasury stock, shares	1,266.9	1,260.4
Convertible Class A preferred stock
Preferred stock, stated value	$ 1	$ 1
Preferred stock, shares authorized	600	600
Non-Voting Class B preferred stock
Preferred stock, stated value	$ 1	$ 1
Preferred stock, shares authorized	200	200